Other liabilities - Sensibility in relation with the provision of TAGSA (Details) - Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") $ in Thousands	Dec. 31, 2024 USD ($)
Annual discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,312
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,435
Annual employee future wage increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,436
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,311
Annual turnover rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,366
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,378